Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common shares [Member]	Additional paid-in capital [Member]	Deficit [Member]	Accumulated other comprehensive income [Member]
Balance at Dec. 31, 2016	$ 34,024	$ 344,928	$ 35,812	$ (363,054)	$ 16,338
Balance (in shares) at Dec. 31, 2016		31,884,420
Net loss	(29,811)			(29,811)
Issuance of common stock (note 13(b))	8,487	$ 8,487
Issuance of common stock (note 13(b)) (in shares)		2,453,051
Share issue costs	(1,072)	$ (1,072)
Common stock issued upon exercise of options (note 13(b))	384	$ 384
Common stock issued upon exercise of options (note 13(b)) (in shares)		265,495
Reallocation of additional paid in capital arising from stock-based compensation related to exercise of options		$ 360	(360)
Reallocation of stock-based compensation liability arising from stock-based compensation related to exercise of options	29	29
Issuance of common shares on vesting of restricted share units, net of tax (note 13(b))	(65)	$ 367	(432)
Issuance of common shares on vesting of restricted share units, net of tax (note 13(b)) (in shares)		34,346
Issuance of warrants (note 12)	1,200		1,200
Stock-based compensation expense	2,223		2,223
Foreign currency translation adjustments	791				791
Balance at Dec. 31, 2017	16,190	$ 353,483	38,443	(392,865)	17,129
Balance (in shares) at Dec. 31, 2017		34,637,312
Adoption of accounting standards (note 3) at Dec. 31, 2017	(300)			(300)
Balance, adjusted at Dec. 31, 2017	15,890			(393,165)
Net loss	(16,579)			(16,579)
Issuance of common stock (note 13(b))	5,392	$ 5,392
Issuance of common stock (note 13(b)) (in shares)		1,361,691
Share issue costs	(231)	$ (231)
Common stock issued upon exercise of options (note 13(b))	258	$ 258
Common stock issued upon exercise of options (note 13(b)) (in shares)		219,749
Reallocation of additional paid in capital arising from stock-based compensation related to exercise of options		$ 226	(226)
Issuance of common shares on vesting of restricted share units, net of tax (note 13(b))	(23)	$ 167	(190)
Issuance of common shares on vesting of restricted share units, net of tax (note 13(b)) (in shares)		14,410
Issuance of warrants (note 12)	936		936
Stock-based compensation expense	1,493		1,493
Foreign currency translation adjustments	(226)				(226)
Balance at Dec. 31, 2018	6,910	$ 359,295	40,456	(409,744)	16,903
Balance (in shares) at Dec. 31, 2018		36,233,162
Net loss	(35,184)	$ 0	0	(35,184)	0
Issuance of common stock (note 13(b))	27,670	$ 27,670	0	0	0
Issuance of common stock (note 13(b)) (in shares)		19,102,844
Share issue costs	(2,069)	$ (2,069)	0	0	0
Common stock issued upon exercise of options (note 13(b))	0	$ 0	0	0	0
Common stock issued upon exercise of options (note 13(b)) (in shares)		15,654
Reallocation of additional paid in capital arising from stock-based compensation related to exercise of options	0	$ 90	(90)	0	0
Issuance of common shares on vesting of restricted share units, net of tax (note 13(b))	0	$ 71	(71)	0	0
Issuance of common shares on vesting of restricted share units, net of tax (note 13(b)) (in shares)		30,568
Stock-based compensation expense	2,439	$ 0	2,439	0	0
Foreign currency translation adjustments	(600)	0	0	0	(600)
Balance at Dec. 31, 2019	$ (834)	$ 385,057	$ 42,734	$ (444,928)	$ 16,303
Balance (in shares) at Dec. 31, 2019		55,382,228